TAX - Special Oil Gain Levy (Details)	12 Months Ended
	Dec. 31, 2018 $ / Barrel Level	Dec. 31, 2017 $ / Barrel Level	Dec. 31, 2016 $ / Barrel Level	Dec. 31, 2015 $ / Barrel Level	Dec. 31, 2014 $ / Barrel Level	Dec. 31, 2013 $ / Barrel Level	Dec. 31, 2012 $ / Barrel Level	Dec. 31, 2011 $ / Barrel Level	Dec. 31, 2010 $ / Barrel Level	Dec. 31, 2009 $ / Barrel Level	Dec. 31, 2008 $ / Barrel Level	Dec. 31, 2007 $ / Barrel Level	Dec. 31, 2006 $ / Barrel Level
Disclosure of detailed information about special oil gain levy [line items]
Threshold of Special Oil Gain Levy | $ / Barrel	65	65	65	65	40	40	40	40	40	40	40	40	40
Number of Special Oil Gain Levy levels | Level	5	5	5	5	5	5	5	5	5	5	5	5	5
Maximum [member]
Disclosure of detailed information about special oil gain levy [line items]
Progressive rates	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Minimum [member]
Disclosure of detailed information about special oil gain levy [line items]
Progressive rates	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%